Long-Term Debt	6 Months Ended
Jun. 30, 2021
Long-Term Debt [Abstract]
Long-Term Debt
6.	Long-Term Debt:

The amount of long-term debt (including related party debt discussed under Note 3) shown in the accompanying unaudited interim consolidated balance sheet of June 30, 2021, is analyzed as follows:

		Year/Period Ended
Loan facilities	Borrowers- Issuers	December 31, 2020	June 30, 2021
$11.0 Million Term Loan Facility (a)	Spetses- Pikachu	$9,400,000	$8,600,000
$4.5 Million Term Loan Facility (b)	Bistro	4,050,000	3,750,000
$15.3 Million Term Loan Facility (c)	Pocahontas- Jumaru	—	14,819,000
$18.0 Million Term Loan Facility (d)	Rocket- Gamora	—	18,000,000
Total long-term debt		$13,450,000	$45,169,000
Less: Deferred financing costs		(264,134)	(894,951)
Total long-term debt, net of deferred finance costs		$13,185,866	44,274,049

Presented:
Current portion of long-term debt		$2,200,000	$7,484,000
Less: Current portion of deferred finance costs		(97,963)	(330,590)
Current portion of long-term debt, net of deferred finance costs		$2,102,037	$7,153,410

Non-Current portion of long-term debt		11,250,000	37,685,000
Less: Non-Current portion of deferred finance costs		(166,171)	(564,361)
Non-Current portion of long-term debt, net of deferred finance costs		$11,083,829	$37,120,639

Debt instruments from related party
$5.0 Million Term Loan Facility (Note 3(b))	Castor	5,000,000	5,000,000
Total long-term debt from related party, current		$5,000,000	$5,000,000

a.	$11.0 Million Term Loan Facility:

Details of the Company’s $11.0 million senior secured credit facility with Alpha Bank A.E, or the $11.0 Million Term Loan Facility, are discussed in (Note 6) of the consolidated financial statements for the year ended December 31, 2020, included in the Company’s 2020 Annual Report.

b.	$4.5 Million Term Loan Facility:

Details of the Company’s $4.5 million senior secured credit facility with Chailease International Financial Services Co. Ltd., or the $4.5 Million Term Loan Facility, are discussed in (Note 6) of the consolidated financial statements for the year ended December 31, 2020, included in the Company’s 2020 Annual Report.

c.	$15.3 Million Term Loan Facility

On January 22, 2021, pursuant to the terms of a credit agreement, Pocahontas and Jumaru, the Company’s wholly-owned subsidiaries, entered into a $15.3 million senior secured term loan facility with Hamburg Commercial Bank AG, or the $15.3 Million Term Loan Facility. The loan was drawn down on January 27, 2021, is repayable in sixteen (16) equal quarterly installments of $471,000 each, plus a balloon installment in the amount of $7.8 million payable at maturity and bears interest at a margin plus LIBOR per annum. The facility contains a standard security package including first preferred mortgages on the vessels, pledge of bank accounts, charter assignments, shares pledge and a general assignment over the vessels' earnings, insurances and any requisition compensation in relation to the vessels owned by the borrowers, and is guaranteed by the Company. Pursuant to the terms of the $15.3 Million Term Loan Facility, the Company is also subject to a certain minimum liquidity restriction requiring the borrowers to maintain a certain credit balance with the lender (the “Minimum Liquidity Accounts”), to maintain and gradually fund certain dry-dock reserve accounts (the “Dry-dock Reserve Accounts”) in order to ensure the payment of any costs incurred in relation to the next dry-docking of each mortgaged vessel, as well as to certain customary, for this type of facilities, negative covenants. The credit agreement governing the $15.3 Million Term Loan Facility also requires maintenance of a minimum security cover ratio being the aggregate amount of (i) the fair market value of the collateral vessels, (ii) the value of the Minimum Liquidity Accounts, (iii) the value of the Dry-dock Reserve Accounts and (iv) any additional security provided, over the aggregate principal amount outstanding of the loan.

The $15.3 Million Term Loan Facility net proceeds were used to fund the 2021 Vessel Acquisitions (Note 5(a)) and for general corporate purposes.

d.	$18.0 Million Term Loan Facility

On April 27, 2021, the Company, through Rocket and Gamora, its wholly-owned subsidiaries owning the Wonder Sirius and the Wonder Polaris (the “Borrowers”), entered into a $18.0 million senior secured term loan facility with Alpha Bank A.E., or the $18.0 Million Term Loan Facility. The facility was drawn down on May 7, 2021. The $18.0 Million Term Loan Facility has a term of four years from the drawdown date, bears interest at a margin over LIBOR per annum and is repayable in (a) sixteen (16) quarterly installments (1 to 4 in the amount of $850,000 and 5 to 16 in the amount of $675,000) and (b) a balloon installment in the amount of $6.0 million payable at maturity. The facility is secured by first preferred mortgage and first priority general assignment covering earnings, insurances and requisition compensation over the vessels owned by the Borrowers, an earnings account pledge, shares security deed relating to the shares of the vessels’ owning subsidiaries, manager’s undertakings and is guaranteed by the Company. The $18.0 Million Term Loan Facility net proceeds were used to fund the 2021 Vessel Acquisitions (Note 5(a)) and for general corporate purposes. The $18.0 Million Term Loan Facility contains certain customary minimum liquidity restrictions and financial covenants that require the Borrowers to maintain a certain level of minimum free liquidity per collateralized vessel (“the Minimum Liquidity Deposit”) and meet a specified minimum security requirement ratio, which is the ratio of the aggregate market value of the mortgaged vessels plus the value of any additional security and the value of the Minimum Liquidity Deposit to the aggregate principal amounts due under the $18.0 Term Loan Facility.

As of June 30, 2021, the Company was in compliance with all financial covenants prescribed in its debt agreements.

Restricted cash as of June 30, 2021 includes (i) $2.2 million of minimum liquidity deposits required pursuant to the $11.0 Million Term Loan Facility, the $18.0 Million Term Loan Facility and the $15.3 Million Term Loan Facility, (ii) $0.05 million in the Dry-dock Reserve Accounts and (iii) $0.4 million of retention deposits.

Restricted cash as of December 31, 2020, includes $0.5 million of non-legally restricted cash as per the $11.0 Million Term Loan Facility minimum liquidity requirements, or $0.25 million per collateralized vessel.

The annual principal payments for the Company’s outstanding debt arrangements as of June 30, 2021 (including related party debt discussed under Note 3), required to be made after the balance sheet date, are as follows:

Twelve-month period ending June 30,	Amount
2022	$12,484,000
2023	6,784,000
2024	6,784,000
2025	24,117,000
Total long-term debt (including related party debt)	$50,169,000

The weighted average interest rate on the Company’s long-term debt for the six months ended June 30, 2020 and 2021 was 5.4% and 4.0% respectively.

Total interest incurred on long-term debt for the six months ended June 30, 2020 and 2021, amounted to $583,996 and $730,851 respectively, and is included in Interest and finance costs (Note 14) in the accompanying unaudited interim condensed consolidated statements of comprehensive income/(loss).